UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/17 - 3/31/17

Item 1 - Schedule of Investments - March 31, 2017 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 131.65% (d)(f)
Aerospace & Defense - 2.13%
3,075	Bombardier, Inc., Senior Notes,
	8.75%, 12/1/21 (g)	B3	3,375
425	Huntington Ingalls Industries, Senior Notes,
	5%, 11/15/25 (g)	Ba2	443
1,140	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	1,223
			5,041

Airlines - .83%
1,100	American Airlines Group, Senior Notes,
	5.50%, 10/01/19 (g)	B1	1,144
113	American Airlines Group, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	117
111	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	114
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	Ba3	600
			1,975

Automotive - 2.29%
325	Allison Transmission, Inc., Senior Notes,
	5%, 10/01/24 (g)	Ba3	327
1,130	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 04/01/25 (g)	B2	1,129
220	Aston Martin Capital Holdings, Senior Notes,
	6.50%, 04/15/22 (g)	(e)	220
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22	Ba2	353
275	Group 1 Automotive, Inc., Senior Notes,
	5.25%, 12/15/23 (g)	Ba2	277
825	MPG Holdco Inc., Senior Notes,
	7.375%, 10/15/22	B3	895
400	Penske Auto Group, Inc., Senior Subordinated Notes,
	5.75%, 10/01/22	B1	414
525	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	511
525	Sonic Automotive, Inc., Senior Subordinated Notes,
	6.125%, 03/15/27 (g)	B2	524
725	TI Group Auto Systems, L.L.C., Senior Notes,
	8.75%, 07/15/23 (g)	Caa1	766
			5,416

Broadcasting -3.95%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	Ba3	1,083
600	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	623
375	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	319
450	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	Ba3	464
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22	B3	492
925	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	885

650	Nexstar Broadcasting, Inc., Senior Notes,
	5.625%, 08/01/24 (g)	B3	660
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	749
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	258
250	Sinclair Television Group, Inc., Senior Notes,
	5.875%, 03/15/26 (g)	B1	256
800	Sirius XM Radio, Inc., Senior Notes,
	6%, 07/15/24 (g)	Ba3	858
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	700
825	Tribune Media Company, Senior Notes,
	5.875%, 07/15/22	B3	858
550	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	542
500	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	498
100	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	105
			9,350

Building & Real Estate - 1.45%
525	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	568
1,055	Howard Hughes Corporation, Senior Notes,
	5.375%, 03/115/25 (g)	Ba3	1,045
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B2	350
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B2	446
310	William Lyon Homes, Inc., Senior Notes,
	5.875%, 01/31/25 (g)	B3	312
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	705
			3,426

Building Products - 1.16%
250	ABC Supply Company, Inc., Senior Notes,
	5.75%, 12/15/23 (g)	B3	259
550	LSF9 Balta Issuer, S.A. , Senior Notes,
	7.75%, 09/15/22 (EUR)	B2	639
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	B1	280
750	Reliance Intermediate Holdings L.P., Senior Notes,
	6.50%, 04/01/23 (g)	B1	803
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	771
			2,752

Cable Operators - 15.41%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	390
975	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B1	1,036
2,100	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	2,258
1,825	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	1,930
2,175	Altice Luxembourg S.A., Senior Notes,

	7.75%, 05/15/22 (g)	B3	2,306
240	Block Communications, Inc., Senior Notes,
	6.875%, 02/15/25 (g)	Ba3	254
300	Cable One, Inc., Senior Notes,
	5.75%, 06/15/22 (g)	B2	312
1,115	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	1,153
215	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	223
925	CCO Holdings, LLC, Senior Notes,
	5.75%, 01/15/24	B1	964
1,325	CCO Holdings, LLC, Senior Notes,
	5.875%, 04/01/24 (g)	B1	1,398
2,275	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	Caa1	2,343
1,600	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	1,764
800	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba1	868
2,030	CSC Holdings, LLC, Senior Notes,
	10.125%, 01/15/23 (g)	B2	2,350
4,450	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B2	5,340
310	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	326
1,125	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,215
1,300	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	Ba3	1,508
550	LGE Holdco VI B.V., Senior Notes,
	7.125%, 05/15/24 (g) (EUR)	B2	659
175	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24	B1	186
700	SFR Group S.A., Senior Notes,
	6.25%, 05/15/24 (g)	B1	705
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	914
1,975	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	2,076
460	Videotron Ltd., Senior Notes,
	5.125%, 04/15/27 (g)	Ba2	460
375	Virgin Media Finance, Plc, Senior Notes,
	6%, 10/15/24 (g)	B2	386
325	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	328
950	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	964
100	Virgin Media Secured Finance, Plc, Senior Notes,
	6.25%, 03/28/29 (GBP)	Ba3	135
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	732
368	WideOpenWest Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	383
625	Ziggo Bond Finance BV, Senior Notes,
	6%, 01/15/27 (g)	B2	619
			36,485

Chemicals - 3.28%
635	CF Industries, Inc., Senior Notes,
	5.375%, 03/15/44	Ba3	556
300	CF Industries, Inc., Senior Notes,
	7.125%, 05/01/20	Ba3	326
990	Consolidated Energy Finance, Senior Notes,

	6.75%, 10/15/19 (g)	B2	992
1,410	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	1,447
75	Huntsman International, Senior Notes,
	4.875%, 11/15/20	B1	78
650	Ineos Group Holdings S.A., Senior Notes,
	5.625%, 08/01/24 (g)	B2	650
845	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	872
160	Koppers, Inc., Senior Notes,
	6%, 02/15/25 (g)	B1	164
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	492
475	Platform Specialty Products Corporation, Senior Notes,
	10.375%, 05/01/21 (g)	Caa1	528
350	PQ Corporation, Senior Notes,
	6.75%, 11/15/22 (g)	B2	372
680	Tronox Finance, LLC, Senior Notes,
	6.375%, 08/15/20	Caa1	683
585	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	Caa1	607
			7,767

Consumer Products - 1.72%
575	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	478
230	American Greetings Corporation, Senior Notes,
	7.875%, 02/15/25 (g)	B3	242
475	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	502
300	Central Garden and Pet Company, Senior Notes,
	6.125%, 11/15/23	B1	316
1,675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	1,771
400	Tempur Sealy International Inc., Senior Notes,
	5.625%, 10/15/23	B1	402
375	Vista Outdoor Inc. Inc, Senior Notes,
	5.875%, 10/01/23	B1	364
			4,075

Container - 4.29%
400	ARD Finance S.A., Senior Notes,
	6.625%, 09/15/23 (g) (EUR)	Caa2	440
1,225	ARD Finance S.A., Senior Notes,
	7.125%, 09/15/23 (g)	Caa2	1,259
1,580	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 05/15/24 (g)	B3	1,689
275	Bormioli Rocco Holdings, Senior Notes,
	10%, 08/01/18 (g) (EUR)	B3	302
1,225	Bway Holding Company, Inc., Senior Notes,
	5.50%, 04/15/24 (g)	B2	1,237
650	Bway Holding Company, Inc., Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	649
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa3	722
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	115
565	Horizon Parent Holdings, Senior Notes,
	8.25%, 02/15/22 (g)	(e)	624
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa2	354
425	Reynolds Group Issuer, Inc., Senior Notes,

	5.75%, 10/15/20	B2	437
1,500	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa2	1,601
650	SIG Combibloc Holdings, Senior Notes,
	7.75%, 02/15/23 (g)(EUR)	Caa1	739
			10,168

Energy - 18.46%
260	AmeriGas Partners, L.P., Senior Notes,
	5.50%, 05/20/25	Ba3	258
450	Antero Midstream Partners, Senior Note,
	5.375%, 09/15/24 (g)	B1	456
475	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	473
500	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	495
520	Atwood Oceanics, Inc., Senior Notes,
	6.50%, 02/01/20	Caa3	469
285	Calumet Specialty Products Partners, L.P. Senior Notes,
	11.50%, 01/15/21 (g)	B2	328
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25 (g)	Ba3	547
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24 (g)	Ba3	880
350	Chesapeake Energy Corp., Senior Notes,
	6.125%, 02/15/21	Caa3	339
845	Chesapeake Energy Corp., Senior Notes,
	8%, 12/15/22 (g)	Caa1	885
200	Consol Energy, Inc., Senior Notes,
	8%, 04/01/23	Caa1	210
445	Continental Resources, Senior Notes,
	4.90%, 06/01/44	Ba3	382
275	Continental Resources, Senior Notes,
	5%, 09/15/22	Ba3	278
900	Crestwood Midstream Partners, L.P., Senior Notes,
	6.25%, 04/01/23	B1	936
475	CrownRock, L.P., Senior Notes,
	7.125%, 04/15/21 (g)	B3	490
1,300	CrownRock, L.P., Senior Notes,
	7.75%, 02/15/23 (g)	B3	1,378
300	DCP Midstream, LLC, Senior Notes,
	6.45%, 11/03/36 (g)	Ba2	316
100	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	117
225	DCP Midstream, LLC, Senior Notes,
	9.75%, 03/15/19 (g)	Ba2	253
200	DCP Midstream Operating LP, Senior Notes,
	5.85%, 05/21/43 (g)	B1	185
130	Encana Corporation, Senior Notes,
	7.20%, 11/01/31	Ba2	154
410	Encana Corporation, Senior Notes,
	7.375%, 11/01/31	Ba2	494
140	Encana Corporation, Senior Notes,
	8.125%, 09/15/30	Ba2	178
515	Energy Transfer Partners, L.P., Senior Notes,
	5.50%, 06/01/27	Ba2	539
400	Energy Transfer Partners, L.P., Senior Notes,
	5.875%, 01/15/24	Ba2	425
95	Ensco PLC, Senior Notes,
	5.75%, 10/01/44	B1	71
954	Ensco PLC, Senior Notes,
	8%, 01/31/24	(e)	949
145	EP Energy LLC, Senior Notes,
	8%, 11/29/24 (g)	B3	152
255	EP Energy LLC, Senior Notes,

	8%, 02/15/25 (g)	Caa1	238
125	EP Energy LLC, Senior Notes,
	9.375%, 05/01/20	Caa2	118
260	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25 (g)	(e)	265
490	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B3	465
120	Ferrellgas, L.P., Senior Notes,
	6.75%, 01/15/22	B3	113
175	Ferrellgas, L.P., Senior Notes,
	6.75%, 06/15/23	B3	165
300	Ferrell Partners L.P., Senior Notes,
	8.625%, 06/15/20 (g)	Caa1	286
182	Gibson Energy, Inc., Senior Notes,
	6.75%, 07/15/21 (g)	Ba2	190
1,615	Gulfport Energy Corporation, Senior Notes,
	6.375%, 05/15/25 (g)	B2	1,587
645	Gulfport Energy Corporation, Senior Notes,
	6.625%, 05/01/23	B2	652
940	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	1,147
835	KCA Deutag UK Finance plc, Senior Notes,
	9.875%, 04/01/22 (g)	Caa1	852
800	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	796
1,650	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	1,642
1,125	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23	B3	1,170
875	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23 (g)	B3	910
205	MEG Energy Corporation, Senior Notes,
	6.50%, 01/15/25 (g)	Caa1	205
900	MEG Energy Corporation, Senior Notes,
	7%, 03/31/24 (g)	Caa2	806
300	NGL Energy Partners L.P., Senior Notes,
	5.125%, 07/15/19	B2	301
240	NGL Energy Partners L.P., Senior Notes,
	6.125%, 03/01/25 (g)	B2	233
950	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23 (g)	B2	979
1,015	Noble Holding International Ltd., Senior Notes,
	7.75%, 01/15/24	B1	974
75	Nustar Logistics, L.P., Senior Notes,
	4.80%, 09/01/20	Ba1	76
900	Pacific Exploration & Production Corporation, Senior Notes,
	10%, 11/02/21 (g)	(e)	1,011
270	Pacific Exploration & Production Corporation, Senior Notes,
	10%, 11/02/21	(e)	303
550	Petrobras Global Finance, Senior Notes,
	6.75%, 01/27/41	B2	515
350	Petrobras Global Finance, Senior Notes,
	6.875%, 01/20/40	B2	332
500	Petrobras Global Finance, Senior Notes,
	8.375%, 05/23/21	B2	566
945	Petrobras Global Finance, Senior Notes,
	8.75%, 05/23/26	B2	1,096
740	QEP Resrouces, Inc., Senior Notes,
	6.875%, 03/01/21	Ba3	784
350	Range Resources Corporaiton, Senior Subordinated Notes,
	4.875%, 05/15/25	B1	335
175	Rockies Express Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	182
700	Rowan Companies, Inc., Senior Notes,
	7.375%, 06/15/25	B1	705
640	SemGroup Corporation, Senior Notes,

	6.375%, 03/15/25 (g)	B2	630
305	SESI, L.L.C., Senior Notes,
	7.125%, 12/15/21	B2	308
780	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	Ba3	813
250	Seven Generations Energy Ltd., Senior Notes,
	6.875%, 06/30/23 (g)	Ba3	261
900	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	B3	916
35	Suburban Propane Partners, L.P., Senior Notes,
	5.50%, 06/01/24	Ba3	34
600	Sunoco L.P., Senior Notes,
	6.25%, 04/15/21	B1	612
325	Sunoco L.P., Senior Notes,
	6.375%, 04/01/23	B1	330
375	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	B1	375
50	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba3	49
575	Targa Resources Partners L.P., Senior Notes,
	5.125%, 02/01/25 (g)	Ba3	589
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba3	816
700	Targa Resources Partners L.P., Senior Notes,
	6.75%, 03/15/24	Ba3	760
400	Tesoro Logistics, L.P., Senior Notes,
	5.25%, 01/15/25	Ba3	417
175	Tesoro Logistics, L.P., Senior Notes,
	6.125%, 10/15/21	Ba3	183
150	Transocean, Inc., Senior Notes,
	6.50%, 11/15/20	Caa1	152
1,225	Transocean, Inc., Senior Notes,
	6.80%, 03/15/38	Caa1	1,009
950	Transocean, Inc., Senior Notes,
	9%, 07/15/23 (g)	B1	1,016
190	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	B3	209
1,000	YPF Sociedad Anonima, Senior Notes,
	8.50%, 07/28/25 (g)	B3	1,080
480	YPF Sociedad Anonima, Senior Notes,
	8.75%, 04/04/24 (g)	B3	528
			43,723

Entertainment & Leisure - 2.25%
2,300	AMC Entertainment Holdings, Inc., Senior Notes,
	5.875%, 11/15/26 (g)	B2	2,323
125	AMC Entertainment Holdings, Inc., Senior Notes,
	6.375%, 11/15/24 (g) (GBP)	B2	166
720	ClubCorp Club Operations, Inc., Senior Notes,
	8.25%, 12/15/23 (g)	B3	783
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	245
425	Entertainment One, Ltd. Senior Notes,
	6.875%, 12/15/22 (g) (GBP)	B1	581
1,000	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	1,043
170	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	B2	177
			5,318

Financial - 10.76%
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba1	480
1,125	Alliant Holdings Intermediate, LLC,
	8.25%, 08/01/23 (g)	Caa2	1,181

125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	128
1,140	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	1,171
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	Ba3	696
600	Banco Bilbao Vizcaya Argentina, S.A., Senior Notes,
	7%, 12/29/49 (EUR)	(e)	640
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B2	393
25	CNO Financial Group Inc., Senior Notes,
	4.50%, 05/30/20	Ba1	26
625	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	641
950	Credit Agricole S.A., Junior Subordinated Notes,
	7.875%, 12/29/49 (g)	(e)	967
545	Credit Suisse Group AG, Senior Notes,
	6.25%, 12/29/49 (g)	(e)	553
200	Credit Suisse Group AG, Senior Notes,
	7.50%, 12/29/49 (g)	(e)	216
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,356
450	Garfunkelux Holdco 3 S.A., Senior Notes,
	8.50%, 11/01/22 (g) (GBP)	B2	598
2,200	Goldman Sachs Group, Inc.
	5.375%, 12/29/49	Ba1	2,255
625	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	648
750	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	750
160	Hub International Limited, Senior Notes,
	7.875%, 10/01/21 (g)	Caa2	167
250	Hub International Limited, Senior Notes,
	9.25%, 02/15/21 (g)	B3	258
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20 (g)	Ba3	464
455	Icahn Enterprises, Senior Notes,
	6.25%, 02/01/22	Ba3	464
730	Intesa San Paolo SPA, Senior Notes,
	7.70%, 12/29/49 (g)	Ba3	699
1,465	JP Morgan Chase & Co.
	5.30%, 12/29/49	Baa3	1,518
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	327
800	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B2	807
450	Navient Corporation, Senior Notes,
	8%, 03/25/20	Ba3	485
150	NFP Corp., Senior Notes,
	9%, 07/15/21 (g)	Caa2	158
475	OneMain Financial Holdings, Inc., Senior Notes,
	7.25%, 12/15/21 (g)	B2	495
545	Park Aerospace Holdings, Ltd., Senior Notes,
	5.25%, 08/15/22 (g)	B1	567
280	Park Aerospace Holdings, Ltd., Senior Notes,
	5.50%, 02/15/24 (g)	B1	293
600	Quicken Loans, Inc., Senior Notes,
	5.75%, 05/01/25 (g)	Ba2	590
825	Societe Generale
	7.375%, 12/29/49 (g)	Ba3	839
675	Springleaf Finance Corporation, Senior Notes,
	8.25%, 12/15/20	Ba2	733
1,775	Standard Chartered PLC, Senior Notes,
	7.50%, 12/29/49 (g)	Ba1	1,838
275	Starwood Property Trust, Senior Notes,
	5%, 12/15/21 (g)	Ba3	283
705	Unicredit SPA, Senior Notes,

	8%, 04/03/49	(e)	677
1,100	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	1,123
			25,484

Food/Tobacco - 2.04%
775	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	794
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	784
425	Lamb Western Holdings, Inc., Senior Notes,
	4.625%, 11/01/24 (g)	Ba3	432
800	Minerva Luxembourg S.A., Senior Notes,
	7.75%, 01/31/23 (g)	B1	835
830	Post Holdings, Inc., Senior Notes,
	5.50%, 03/01/25 (g)	B3	832
330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B3	328
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	376
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B3	444

			4,825

Forest Products - .94%
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	274
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,149
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B1	374
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba1	422
			2,219

Gaming - 5.93%
550	Boyd Gaming Corporation, Senior Notes,
	6.375%, 04/01/26	B3	588
550	CCM Merger, Inc., Senior Notes,
	6%, 03/15/22 (g)	Caa1	560
375	Codere Finance 2 Luxembourge S.A., Senior Notes,
	6.75%, 11/01/21 (g)(EUR)	B2	401
400	Codere Finance 2 Luxembourge S.A., Senior Notes,
	7.625%, 11/01/21 (g)	B2	386
330	Eagle II Acquisition Company LLC, Senior Notes,
	6%, 04/01/25 (g)	B3	337
875	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23	B3	933
700	Great Canadian Gaming Corporation, Senior Notes,
	6.625%, 07/25/22 (g) (CAD)	B1	548
1,159	International Game Technology Plc, Senior Notes,
	6.25%, 02/15/22 (g)	Ba2	1,240
1,900	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	2,024
325	Intralot Finance Luxembourg S.A. , Senior Notes,
	6.75%, 09/15/21 (g) (EUR)	B1	353
325	MGM Growth Properties Operating Partnership L.P., Senior
	Notes, 5.625%, 05/01/24	B1	343
600	MGM Resorts International, Senior Notes,
	6%, 03/15/23	B1	645
182	Safari Holding Verwaltungs GmbH, Senior Notes,

	8.25%, 02/15/21 (g)(EUR)	B2	201
860	Scientific Games International Inc., Senior Notes,
	7%, 01/01/22 (g)	Ba3	918
3,515	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	3,730
775	Shingle Springs Tribal Gaming Authority, Senior Notes,
	9.75%, 09/01/21 (g)	B1	833
			14,040

Health Care - 8.65%
560	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	559
175	Centene Escrow Corporation, Senior Notes,
	6.125%, 02/15/24	Ba2	187
380	Change Health, Inc., Senior Notes,
	5.75%, 03/01/25 (g)	B3	390
640	CHS/Community Health Systems, Inc., Senior Notes,
	6.25%, 03/31/23	Ba3	651
480	CHS/Community Health Systems, Inc., Senior Notes,
	6.875%, 02/01/22	Caa1	413
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	B1	850
1,850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	B1	1,869
450	DPX Holdings BV, Senior Notes,
	7.50%, 02/01/22 (g)	Caa2	474
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B3	492
150	HCA, Inc., Senior Notes,
	5%, 03/15/24	Ba1	157
3,125	HCA, Inc., Senior Notes,
	5.25%, 06/15/26	Ba1	3,293
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	285
1,260	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	1,210
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20	B3	633
450	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/21 (g)	Caa1	498
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22	Ba3	467
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	242
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	483
450	Ortho-Clinical Diagnostics SA, Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	419
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	449
575	Synlab Bondco PLC, Senior Notes,
	6.25%, 07/01/22(g) (EUR)	B2	660
250	Synlab Bondco PLC, Senior Notes,
	8.25%, 07/01/23 (g) (EUR)	Caa1	293
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	Caa1	1,309
275	Tenet Healthcare Corporation, Senior Notes,
	7.50%, 01/01/22 (g)	Ba3	297
1,400	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,460
715	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	Caa1	647
795	Valeant Pharmaceuticals International, Senior Notes,

	6.50%, 03/15/22 (g)	Ba3	818
17	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/18 (g)	Caa1	17
125	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/21 (g)	Caa1	108
825	Valeant Pharmaceuticals International, Senior Notes,
	7%, 10/01/20 (g)	Caa1	755
120	Valeant Pharmaceuticals International, Senior Notes,
	7.50%, 07/15/21 (g)	Caa1	105
			20,490

Information Technology - 7.04%
1,600	Advanced Micro Devices, Inc., Senior Notes,
	7%, 07/01/24	Caa1	1,696
200	Advanced Micro Devices, Inc., Senior Notes,
	7.50%, 08/15/22	Caa1	222
1,700	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	1,709
875	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	Ba3	919
325	Diamond 1 Finance Corporation, Senior Notes,
	5.875%, 06/15/21 (g)	Ba2	343
525	Diamond 1 Finance Corporation, Senior Notes,
	7.125%, 06/15/24 (g)	Ba2	579
530	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	562
350	Match Group, Inc., Senior Notes,
	6.375%, 06/01/24	Ba3	378
575	Match Group, Inc., Senior Notes,
	6.75%, 12/15/22	Ba3	601
350	Micron Technology, Inc., Senior Notes,
	5.25%, 08/01/23 (g)	Ba3	360
675	Microsemi Corporation, Senior Notes,
	9.125%, 04/15/23 (g)	B2	776
575	RP Crown Parent LLC, Senior Notes,
	7.375%, 10/15/24 (g)	Caa1	602
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23	B2	370
1,200	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 02/01/23 (g)	B2	1,245
2,595	Veritas Bermuda Ltd., Senior Notes,
	10.50%, 02/01/24 (g)	Caa2	2,731
510	Western Digital Corporation, Senior Notes,
	7.375%, 04/01/23 (g)	Ba1	560
1,964	Western Digital Corporation, Senior Notes,
	10.50%, 04/01/24	Ba2	2,313
650	Zebra Technologies Corporation, Senior Notes,
	7.25%, 10/15/22	B2	702
			16,668

Lodging - .59%
1,325	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	1,393

Manufacturing - 1.80%
530	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa3	445
700	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa2	721
700	PCF GmbH, Senior Notes,
	7.875%, 08/01/19 (EUR)	B2	777
700	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	740

700	SPX Flow, Inc, Senior Notes,
	5.625%, 08/15/24 (g)	B1	704
700	SPX Flow, Inc, Senior Notes,
	5.875%, 08/15/26 (g)	B1	703
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	173
			4,263

Metals & Mining - 7.28%
100	AK Steel Corporation, Senior Notes,
	7.625%, 10/01/21	B3	104
810	Aleris International, Inc., Senior Notes,
	9.50%, 04/01/21 (g)	B2	866
825	BlueScope Steel (Finance) Limited, Senior Notes,
	6.50%, 05/15/21 (g)	Ba1	870
1,005	Constellium NV, Senior Notes,
	6.625%, 03/01/25 (g)	Caa1	970
250	Constellium NV, Senior Notes,
	8%, 01/15/23 (g)	Caa1	256
1,175	FMG Resources, Senior Notes,
	9.75%, 03/01/22 (g)	Baa3	1,345
325	Freeport McMoran, Inc., Senior Notes,
	4%, 11/14/21	B1	316
1,125	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	B1	982
520	Grinding Media, Inc., Senior Notes,
	7.375%, 12/15/23 (g)	B2	545
300	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	318
1,450	HudBay Minerals, Inc., Senior Notes,
	7.625%, 01/15/25 (g)	B3	1,573
825	Lundin Mining Corporation, Senior Notes,
	7.50%, 11/01/20 (g)	B1	872
750	New Gold Inc., Senior Notes,
	6.25%, 11/15/22 (g)	B3	753
325	Novelis, Inc., Senior Notes,
	5.875%, 09/30/26 (g)	B2	331
1,617	Novelis, Inc., Senior Notes,
	6.25%, 08/15/24 (g)	B2	1,682
275	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (EUR)	B3	321
875	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	B3	1,022
1,550	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	1,740
616	Vale Overseas Limited, Senior Notes,
	5.875%, 06/10/21	Ba2	659
625	Vale Overseas Limited, Senior Notes,
	6.25%, 08/10/26	Ba2	676
925	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	Caa1	1,034
			17,235

Other Telecommunications - 3.86%
1,250	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	Ba3	1,319
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	501
485	Equinix, Inc., Senior Notes,
	5.375%, 05/15/27	B1	501
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	263

875	Frontier Communications, Inc., Senior Notes,
	8.875%, 09/15/20	B1	922
750	Frontier Communications, Inc., Senior Notes,
	10.50%, 09/15/22	B1	758
350	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B2	362
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	(e)	226
1,725	Level 3 Financing, Inc., Senior Notes,
	5.375%, 01/15/24	B1	1,760
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	B1	281
250	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23	B1	258
675	Rackspace Hosting, Inc., Senior Notes,
	8.625%, 11/15/24 (g)	B3	710
245	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	258
950	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,025
			9,144

Publishing - .30%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	253
455	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B1	465
			718

Real Estate Investment Trust Securities - .39%
250	VEREIT Operating Partnership, L.P., Senior Securities,
	4.125%, 06/01/21	Ba1	257
645	VEREIT Operating Partnership, L.P., Senior Securities,
	4.875%, 06/01/26	Ba1	672
			929

Restaurants - 1.43%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	434
1,225	KFC Holding Company, Senior Notes,
	5%, 06/01/24 (g)	B1	1,245
450	KFC Holding Company, Senior Notes,
	5.25%, 06/01/26 (g)	B1	458
300	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	299
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	584
258	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	B2	224
130	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B2	134
			3,378

Retail - 1.37%
1,775	JoAnn Stores Holdings, Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	1,720
258	JoAnn Stores LLC, Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	257
400	Kirk Beauty One GmbH, Senior Notes,
	8.75%, 07/15/23 (g) (EUR)	Caa1	468

625	New Look Secured Issuer Plc, Senior Notes,
	6.50%, 07/01/22 (g)(GBP)	B2	688
125	New Look Senior Issuer Plc, Senior Notes,
	8%, 07/01/23 (g)(GBP)	Caa2	121
			3,254

Satellites - 2.43%
925	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26 (g)	B3	946
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	858
1235	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	Caa2	1,125
1,225	Intelsat Jackson Holdings Ltd., Senior Notes,
	8%, 02/15/24 (g)	B1	1,299
1,300	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	1,529
			5,757

Services - 6.97%
220	The ADT Corporation, Senior Notes,
	4.875%, 07/15/32 (g)	Ba3	174
600	The ADT Corporation, Senior Notes,
	6.25%, 10/15/21	Ba3	650
700	Advanced Disposal Services, Inc., Senior Notes,
	5.625%, 11/15/24 (g)	Caa1	705
668	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	671
580	Alliance Data Systems Company, Senior Notes,
	5.875%, 11/01/21 (g)	(e)	600
825	Avis Budget Car, Senior Notes,
	5.25%, 03/15/25 (g)	B1	763
541	BLK Knight Infoserve, Senior Notes,
	5.75%, 04/15/23	Baa3	567
200	Carlson Travel Inc., Senior Notes,
	6.75%, 12/15/23 (g)	B2	209
250	CDW LLC, Senior Notes,
	5%, 09/01/25	Ba3	254
750	First Data Corporation, Senior Notes,
	5.375%, 08/15/23 (g)	Ba3	781
4,425	First Data Corporation, Senior Notes,
	7%, 12/01/23 (g)	B3	4,746
215	Gartner, Inc., Senior Notes,
	5.125%, 04/01/25 (g)	B1	219
675	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	707
90	Hertz Corporation, Senior Notes,
	6.25%, 10/15/22	B2	85
570	Hertz Corporation, Senior Notes,
	7.375%, 01/15/21	B2	567
450	Iron Mountain Canada, Senior Notes,
	5.375%, 09/15/23 (g) (CAD)	Ba3	348
425	MSCI, Inc., Senior Notes,
	5.25%, 11/15/24 (g)	Ba2	449
325	Nord Anglia Education Finance LLC, Senior Notes,
	5.75%, 07/15/22 (g) (CHF)	B1	342
1,040	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	1,141
950	Ritchie Bros. Auctioneers Inc., Senior Notes,
	5.375%, 01/15/25 (g)	B2	974
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba2	230
375	United Rentals (North America), Inc., Senior Notes,

	5.50%, 05/15/27	B1	378
975	West Corporation, Senior Notes,
	5.375%, 07/15/22 (g)	B3	958
			16,518

Supermarkets - .93%
400	Agrokor D.D., Senior Notes,
	9.125%, 02/01/20	Caa1	159
450	Albertsons Companies, LLC, Senior Notes,
	5.75%, 03/15/25 (g)	B3	435
725	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24 (g)	B3	740
325	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	308
200	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	194
355	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	B3	356
			2,192

Transportation - .32%
325	Kenan Advantage Group, Inc., Senior Notes,
	7.875%, 07/31/23 (g)	Caa1	333
425	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	430
			763

Utilities - 3.96%
2,850	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	2,893
400	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba3	411
625	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B2	630
355	Calpine Corporation, Senior Notes,
	5.50%, 02/01/24	B2	352
775	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba3	823
245	Dynergy Inc, Senior Notes,
	5.875%, 06/01/23	B3	224
575	Dynergy Inc, Senior Notes,
	7.375%, 11/01/22	B3	571
1,150	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	1,173
1,340	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27 (g)	B1	1,337
935	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	B1	961
			9,375

Wireless Communications - 7.44%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	904
250	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	195
1,740	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	1,494
500	OTE Plc, Senior Notes,
	7.875%, 02/07/18 (EUR)	Caa2	559
825	Sable International Finance Limited, Senior Notes,

	6.875%, 08/01/22 (g)	Ba3	877
835	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	1,002
1,000	Sprint Communications, Inc., Senior Notes,
	7%, 08/15/20	B3	1,075
1,725	Sprint Communications, Inc., Senior Notes,
	11.50%, 11/15/21	B3	2,174
1,500	Sprint Corporation, Senior Notes,
	7.25%, 09/15/21	B3	1,620
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	333
885	T-Mobile, USA, Inc., Senior Notes,
	4%, 04/15/22	Ba3	902
2,000	T-Mobile, USA, Inc., Senior Notes,
	5.375%, 04/15/27	Ba3	2,060
275	T-Mobile, USA, Inc., Senior Notes,
	6%, 04/15/24	Ba3	293
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	322
1,500	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba3	1,642
175	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/24	Ba3	189
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	187
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba2	316
1,425	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	1,477
			17,621
	Total Corporate Debt Securities (Total cost of $304,310)		311,762

BANK DEBT SECURITIES - .14% (d)(f)
Energy - .14%
410	Hercules Bankruptcy Claim Bankdebt,
	10.50%, 05/06/20 (a)	(e)	324

	Total Bank Debt Securities (Total cost of $320)		324

Shares
PREFERRED STOCK - .78% (d)(f)
Health Care - .19%
539	Allergan Plc, Convertible, 5.50%	(e)	458
-
Utilities - .27%
12,550	Nextera Energy, Inc. 6.123%	(e)	640

Wireless Communications - .32%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	252
2,159	American Tower Corporation, Convertible, 5.50%	(e)	241
2,476	T-Mobile US, Inc., Convertible, 5.50%	(e)	262
			755
	Total Preferred Stock (Total cost of $1,738)		1,853

COMMON STOCK - 1.69% (d)(f)
3,000	Howard Hughes Corporation (c)		352
4,325	Liberty Broadband Corporation, Series A (c)		368

6,025	Liberty Broadband Corporation, Series C (c)	520
31,226	NRG Energy, Inc	584
6,750	Pacific Exploration & Production Corporation (c)	216
17,148	Pacific Exploration & Production Corporation (c)CAD	548
26,400	Rowan Companies plc (c)	411
15,600	T-Mobile US, Inc. (c)	1,008
		4,007
	Total Common Stock (Total cost of $4,583)	4,007

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 3.90% (d)(f)
$9,239	Danaher Corporation, Commercial Paper,
	Due 04/03/17,
	Discount of .84%	P-1	9,239

	Total Short-Term Investments (Total cost of $9,239)		9,239

	TOTAL INVESTMENTS - 138.16% (d) (Total cost of $320,190)		327,185

	CASH AND OTHER ASSETS LESS LIABILITIES - (38.16)% (d)		(90,376)

	NET ASSETS - 100.00%		$236,809

(a) Denotes income is not being accrued.

(b) Not Used

(c) Non-income producing.

(d) Percentages indicated are based on total net assets to common shareholders of $236,809

(e) Not rated.

(f) All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1 of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $192,656 as of March 31, 2017.

(CAD) Canadian Dollar

(CHF) Swiss Franc

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2017 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

State Street Bank	4/21/17	GBP	18	$22	$22	$—

Canadian Imperial Bank of Commerce	4/21/17	GBP	(2,919)	3,564	3,659	(95)

BNP Paribas	5/26/17	CHF	(344)	345	345	—

State Street Bank	5/26/17	EUR	11	11	11	—

Barclays Bank	5/26/17	EUR	320	342	340	2

Citibank	5/26/17	EUR	213	228	226	2

JP Morgan Chase	5/26/17	EUR	97	104	103	1

Citibank	5/26/17	EUR	97	104	104	—

HSBC Bank	5/26/17	EUR	103	110	111	(1)

Citibank	5/26/17	EUR	(3,591)	3,846	3,840	6

Bank of America	5/26/17	EUR	(3,019)	3,231	3,228	3

JP Morgan Chase	5/26/17	EUR	(3,036)	3,250	3,246	4

HSBC Bank	6/23/17	CAD	(1,902)	1,423	1,432	(9)

Net unrealized loss on open forward currency exchange contracts						$(87)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2017 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2017 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2017 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$312,086	—	$312,086
Preferred Stock
Health Care	458	—	—	458
Utilities	640	—	—	640
Wireless Communications	755	—	—	755
Common Stock
Building & Real Estate	352	—	—	352
Cable	888	—	—	888
Energy	1175	—	—	1175
Utilities	584	—	—	584
Wireless Communications	1008	—	—	1,008
Short-Term Investments	—	9,239	—	9,239
Total Investments	$5,860	$321,325	$0	$327,185

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(87)	$—	$(87)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2017, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 15, 2017

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 15, 2017